Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Intangible Assets
Schedule of intangible assets
	Estimated Life	Cost	Accumulated Amortization	Net Book Value
Customer relationships	4 years	$1,834,692	$1,834,692	$-
Trade name	5 years	383,792	143,921	239,871

Online sales channels	2 years	1,800,000	1,800,000	-
Vender relationships	5 years	6,000,000	6,000,000	-

		$10,018,484	$9,778,613	$239,871

	Estimated Life	Cost	Accumulated Amortization	Net Book Value
Customer relationships	4 years	$1,834,692	$1,834,692	$-
Trade name	5 years	383,792	143,921	239,871

Online sales channels	2 years	1,800,000	1,800,000	-
Vender relationships	5 years	6,000,000	6,000,000	-

		$10,018,484	$9,778,613	$239,871
	Estimated Life	Cost	Accumulated Amortization	Net Book Value
Customer relationships	4 years	$1,834,692	$401,339	$1,433,353
Trade name	5 years	383,792	67,163	316,629
Online sales channels	2 years	1,800,000	1,125,000	675,000
Vender relationships	5 years	6,000,000	1,500,000	4,500,000

		$10,018,484	$4,237,814	$6,924,982

Schedule of intangible assets added
Customer relationships	$1,834,692
Trade name	383,792
Intangible Assets from Purchase	$2,218,484

Schedule of future amortization of intangible assets
Future amortization of intangible assets on March 31, 2025 are as follows:

June 30, 2025	$19,189
June 30, 2026	76,758
June 30, 2027	76,758
June 30, 2028	9,595
$182,300

June 30, 2025	$76,758
June 30, 2026	76,758
June 30, 2027	76,758
June 30, 2028	9,596
$239,871